(27) OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Operating Costs And Expenses Tables
Schedule of operating cost and expences
	2017
	Cost of operation	Cost of services rendered to third parties	Operating Expenses			Total
			Selling	General and administrative	Others
Personnel	882,150	2	170,859	324,147	-	1,377,158
Private pension plans	113,887	-	-	-	-	113,887
Materials	222,650	1,061	2,444	23,818	-	249,973
Third party services	251,549	1,856	186,525	287,201	-	727,151
Depreciation and amortization	1,143,795	-	5,403	93,639	-	1,242,837
Cost of infrastructure construction	-	2,071,698	-	-	-	2,071,698
Others	157,113	(7)	225,000	218,247	438,494	1,038,847
Collection fees	11,710	-	68,757	-	-	80,467
Allowance for doubtful accounts	-	-	155,097	-	-	155,097
Leases and rentals	52,734	-	(148)	19,740	-	72,326
Publicity and advertising	202	-	1	17,412	-	17,615
Legal, judicial and indemnities	-	-	-	188,355	-	188,355
Donations, contributions and subsidies	88	-	2	3,924	-	4,014
Gain (loss) on disposal, retirement and other noncurrent assets	-	-	-	-	132,195	132,195
Amortization of concession intangible asset	-	-	-	-	286,215	286,215
Amortization of premium paid - GSF	9,594	-	-	-	-	9,594
Financial compensation for use of water resources	8,656	-	-	-	-	8,656
Impairment	-	-	-	-	20,437	20,437
Others	74,130	(7)	1,291	(11,184)	(353)	63,877
Total	2,771,145	2,074,611	590,232	947,072	438,494	6,821,554

	2016
	Cost of operation	Cost of services rendered to third parties	Operating Expenses			Total
			Selling	General and administrative	Others
Personnel	686,434	1	134,864	272,618	-	1,093,918
Private pension plans	76,505	-	-	-	-	76,505
Materials	164,168	1,412	8,191	16,175	-	189,946
Third party services	271,623	3,416	146,957	229,199	-	651,195
Depreciation and amortization	937,506	-	3,602	94,949	-	1,036,056
Cost of infrastructure construction	-	1,352,214	-	-	-	1,352,214
Others	112,560	(11)	253,638	236,476	386,746	989,408
Collection fees	-	-	65,562	-	-	65,562
Allowance for doubtful accounts	-	-	176,349	-	-	176,349
Leases and rentals	42,163	-	113	17,109	-	59,385
Publicity and advertising	150	-	29	11,659	-	11,838
Legal, judicial and indemnities	-	-	-	181,888	-	181,888
Donations, contributions and subsidies	54	-	9	2,425	-	2,488
Gain (loss) on disposal, retirement and other noncurrent assets	-	-	-	-	83,575	83,575
Amortization of concession intangible asset	-	-	-	-	255,110	255,110
Amortization of premium paid - GSF	9,594	-	-	-	-	9,594
Financial compensation for use of water resources	12,233	-	-	-	-	12,233
Impairment	-	-	-	-	48,291	48,291
Others	48,367	(11)	11,575	23,395	(231)	83,095
Total	2,248,795	1,357,032	547,251	849,419	386,746	5,389,240

	2015
	Cost of operation	Cost of services rendered to third parties	Operating Expenses			Total
			Selling	General and administrative	Others
Personnel	596,021	28	123,812	219,348	-	939,209
Private pension plans	60,184	-	-	-	-	60,184
Materials	123,853	1,008	5,249	9,825	-	139,935
Third party services	187,080	2,777	128,022	241,115	-	558,994
Depreciation and amortization	870,427	-	21,826	84,985	-	977,238
Cost of infrastructure construction	-	1,045,301	-	-	-	1,045,301
Others	69,633	(12)	185,673	308,226	357,653	921,173
Collection fees	-	-	56,990	-	-	56,990
Allowance for doubtful accounts	-	-	126,879	-	-	126,879
Leases and rentals	31,687	-	(4)	16,874	-	48,558
Publicity and advertising	339	-	34	9,565	-	9,938
Legal, judicial and indemnities	10	-	-	263,453	-	263,463
Donations, contributions and subsidies	-	-	16	3,418	-	3,434
Gain (loss) on disposal, retirement and other noncurrent assets	-	-	-	-	16,309	16,309
Amortization of concession intangible asset	-	-	-	-	302,665	302,665
Financial compensation for use of water resources	13,768	-	-	-	-	13,768
Impairment	-	-	-	-	38,956	38,956
Others	23,829	(12)	1,759	14,916	(277)	40,214
Total	1,907,197	1,049,101	464,583	863,499	357,653	4,642,033